Label	Element	Value
Wright International Blue Chip Equities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Wright International Blue Chip Equities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Wright International Blue Chip Equities Fund ("WIBC" or "fund") seeks total return consisting of price appreciation plus income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees* (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of common stock, preferred stock, American Depository Receipts ("ADRs") and securities convertible into common and preferred stock issued by well-established non-U.S. companies of any size located worldwide. "Well-established companies", as defined by the investment adviser, have an operating history of six years or longer. "Non-U.S. companies" as determined by the investment adviser are companies that are incorporated or principally domiciled outside of the U.S.. The portfolio investments are chosen primarily from companies on the Adviser's "investment grade" list of approved companies. Securities of these companies may be traded on the securities market of their own country, on other foreign exchanges or in the U.S. through ADRs. ADRs represent interest in the underlying security. ADRs purchased by the fund are typically sponsored by the issuer of the underlying security, however the fund may invest in unsponsored ADRs consistent with its investment objective. The Adviser seeks to outperform the MSCI World ex U.S. Index by selecting stocks using fundamental company analysis, valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e., earnings growth, financial strength and profitability.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies. As a result, the Fund may not achieve its investment objective during such periods.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of common stock, preferred stock, American Depository Receipts ("ADRs") and securities convertible into common and preferred stock issued by well-established non-U.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•General Investing Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund. The fund is not a complete investment program and you may lose money by investing in the fund. All investments carry risk and there is no guarantee that the fund will be able to achieve its investment objective.

•Market Risk: When the price of stocks fall, the value of the fund's investments will fall.

•Management Risk: The fund is actively managed and its performance, therefore, will reflect the Adviser's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

•Foreign Securities Risk: Foreign securities are subject to additional risks including currency risk (changes in foreign currency rates reducing the value of the fund's assets), seizure, expropriation or nationalization of a company's assets, less publicly available information, and the impact of political, social or diplomatic events.

•Large-Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.

•Small-Capitalization and Mid-Capitalization Company Risk: Securities of smaller companies may be more volatile than securities issued by companies with large market capitalizations, and the price of smaller companies may decline more in response to selling pressure.

•Equity Risk: The fund's equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

•Convertible Securities Risk: Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.

•ADR Risk: ADR risks reflect risks associated with the underlying securities, which may include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

•Value Investment Risk: The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value in response to the activities and financial prospects of an individual company.

•Cyber Security Risk: This risk includes financial loss to the fund and/or its shareholders, business disruption or damage to the reputation of the fund from some sort of failure of information technology systems used by the fund or its service providers or companies in which the fund invests. These failures can occur as a result of cyber-attacks such as unauthorized access to digital systems or from outside attacks.

•Liquidity Risk: The Securities and Exchange Commission ("SEC") recently adopted a rule mandating certain liquidity risk management practices for open-end funds, including the fund, by 2018. The precise impact the rule will have on the fund has not yet been determined, but any related changes may negatively affect the fund's expenses, yield and return potential.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is not a complete investment program and you may lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table illustrate the variability of the fund's returns as of December 31, 2016. The chart and table provide some indication of the risks of investing in the fund by showing the changes in the performance from year to year and how the fund's average annual returns for one, five and ten years compare to the MSCI World ex U.S. Index. Updated performance is available on a quarterly basis at www.wrightinvestorsservice.com or by calling 1-800-555-0644 (toll free). As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table provide some indication of the risks of investing in the fund by showing the changes in the performance from year to year and how the fund's average annual returns for one, five and ten years compare to the MSCI World ex U.S. Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-555-0644
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wrightinvestorsservice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

The fund's annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 28.54% (2nd quarter 2009) and the lowest return was -24.32% (4th quarter 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.32%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2016
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Wright International Blue Chip Equities Fund | MSCI World ex U.S. Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.75%
5 Years	rr_AverageAnnualReturnYear05	6.07%
10 Years	rr_AverageAnnualReturnYear10	0.86%
Wright International Blue Chip Equities Fund |
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Net Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.85%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	661
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,160
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,535
Annual Return 2007	rr_AnnualReturn2007	5.50%
Annual Return 2008	rr_AnnualReturn2008	(47.74%)
Annual Return 2009	rr_AnnualReturn2009	33.77%
Annual Return 2010	rr_AnnualReturn2010	5.76%
Annual Return 2011	rr_AnnualReturn2011	(13.65%)
Annual Return 2012	rr_AnnualReturn2012	14.45%
Annual Return 2013	rr_AnnualReturn2013	19.46%
Annual Return 2014	rr_AnnualReturn2014	(6.51%)
Annual Return 2015	rr_AnnualReturn2015	(2.04%)
Annual Return 2016	rr_AnnualReturn2016	(0.94%)
1 Year	rr_AverageAnnualReturnYear01	(0.94%)
5 Years	rr_AverageAnnualReturnYear05	4.39%
10 Years	rr_AverageAnnualReturnYear10	(1.79%)
Wright International Blue Chip Equities Fund | | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.81%)
5 Years	rr_AverageAnnualReturnYear05	4.27%
10 Years	rr_AverageAnnualReturnYear10	(2.15%)
Wright International Blue Chip Equities Fund | | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.30%
5 Years	rr_AverageAnnualReturnYear05	3.82%
10 Years	rr_AverageAnnualReturnYear10	(1.02%)

[1]	Under a written agreement in effect through April 30, 2018, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") and the fund's distributor, Wright Investors' Service Distributors, Inc. ("Distributor") waive a portion of their advisory fee and/or distribution fees and assume operating expenses of the fund (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business) to the extent necessary to limit the net operating expense ratio to 1.85%. Net Annual Fund Operating Expenses After Fee Waiver may exceed the 1.85% limitation if exclusions from the fee waiver apply. This written agreement may be changed or eliminated before April 30, 2018 only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").